SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Schedule of Developed and Undeveloped Reserves (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2012 Mcf	Dec. 31, 2011 Mcf	Dec. 31, 2010 Mcf	Dec. 31, 2009 Mcf
Schedule of Developed and Undeveloped Reserves [Line Items]
Proved Developed and Undeveloped Reserves, Net	1,156,860,000	1,015,489,000	860,616,000
Undeveloped Reserves Converted to Developed	0	0
Revisions of Previous Estimates	(351,836,000)	(154,100,000)
Extensions, Discoveries, and Other Additions	407,647,000	313,039,000
Purchases of Reserves	200,522,000	48,703,000
Dispositions	(65,350,000)	(5,244,000)
Production	(49,612,000)	(47,525,000)
Reserves disposition, PDCM Deconsolidation			(28,900,000)
Reserves disposition, Michigan Field			(15,100,000)
Developed [Member]
Schedule of Developed and Undeveloped Reserves [Line Items]
Proved Developed and Undeveloped Reserves, Net	490,515,000	471,347,000	301,141,000
Undeveloped Reserves Converted to Developed	45,929,000	43,597,000
Revisions of Previous Estimates	(109,909,000)	73,643,000
Extensions, Discoveries, and Other Additions	67,787,000	58,979,000
Purchases of Reserves	81,253,000	46,756,000
Dispositions	(16,280,000)	(5,244,000)
Production	(49,612,000)	(47,525,000)
Undeveloped [Member]
Schedule of Developed and Undeveloped Reserves [Line Items]
Proved Developed and Undeveloped Reserves, Net	666,345,000	544,142,000	559,475,000
Undeveloped Reserves Converted to Developed	(45,929,000)	(43,597,000)
Revisions of Previous Estimates	(241,927,000)	(227,743,000)
Extensions, Discoveries, and Other Additions	339,860,000	254,060,000
Purchases of Reserves	119,269,000	1,947,000
Dispositions	(49,070,000)	0
Production	0	0
Natural Gas Equivalent (MMcfe)
Schedule of Developed and Undeveloped Reserves [Line Items]
Proved Developed and Undeveloped Reserves, Net	1,156,860,000	1,015,489,000	860,616,000	717,345,000
Revisions of Previous Estimates		(154,100,000)	59,442,000
Dispositions	(65,350,000)	(5,244,000)
Production	(49,612,000)	(47,525,000)	(38,643,000)
Year-over-Year Activity [Domain]
Schedule of Developed and Undeveloped Reserves [Line Items]
Revisions of Previous Estimates	(351,836,000)
Extensions, Discoveries, and Other Additions	408,000,000		110,000,000
Purchases of Reserves	201,000,000		56,500,000
Dispositions	(65,000,000)		(44,020,000)
Revisions due to asset performance	14,000,000	12,000,000	55,600,000
Revisions due to change in commodity pricing	(240,000,000)	(4,000,000)	35,900,000
Adjustments for geological reasons	(46,000,000)
Revisions due to separately stating NGLs			28,100,000
Revision due to SEC 5 Year Rule	(77,000,000)	(173,000,000)
Revisions due to interest adjustments	3,000,000	5,000,000	1,500,000
Revisions due to transfers from PUD to PDNP		125,000,000	(58,700,000)
Revisions due to changes in production costs		(6,000,000)	(3,000,000)
Reserve discoveries, Eastern Operating Region	57,000,000	51,000,000	35,100,000
Reserve discoveries, Western Operating Region		262,000,000	74,900,000
Reserve discoveries, Wattenberg Field	351,000,000	141,000,000	29,400,000
Reserve discoveries, Piceance Basin		80,000,000	36,200,000
Reserve discoveries, NECO			9,100,000
Reserve discoveries, North Dakota			200,000
Reserve discoveries, Permian		41,000,000
Reserves acquired, Permian			32,600,000
Reserves acquired, Eastern Operating Region		8,000,000
Reserves acquired, Western Operating Region		41,000,000	23,900,000
Reserves acquired, Wattenberg Field	200,000,000	28,000,000	12,800,000
Reserves acquired, Piceance Basin		13,000,000	10,900,000
Reserves disposition, North Dakota		(2,000,000)
Reserves disposition, Permian Basin		(3,000,000)
Development Wells Drilled, Net Productive	44	195	213